DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
LETTER TO SHAREHOLDERS
Dear Shareholder:
    We are pleased to provide you with this report on the Dreyfus New York
Tax Exempt Money Market Fund. For its semi-annual reporting period ended
November 30, 1995, your Fund produced an annualized yield of 3.10%. For investors in the highest combined Federal, New York State and New York City income tax bracket, this equates to a taxable equivalent yield of 5.85%.
Income dividends of approximately $.016 per share were paid during the period. Reinvesting these dividends and calculating the effect of compounding resulted in an annualized effective yield of 3.14%.* These dividends were exempt from Federal, New York State and New York City personal income taxes , although some income may be subject to the Federal Alternative Minimum Tax
(AMT) for certain shareholders.
THE ECONOMY
    Modest economic growth and low inflation have spurred a dramatic, year-long rally in the bond market. Short-term rates rates have fallen as well. The Federal Reserve Board's reduction of the Fed Funds rate last summer confirmed what investors had already suspected: that inflation, at least for the immediate future, was under control. Now questions abound regarding the duration of the economic recovery and the likelihood of recession.
    The economic recovery of the 1990s was productivity-driven. Corporations implemented extraordinary cost control measures that, while dramatically improving bottom line earnings, now contribute to the slow rate of employment growth. Job creation is a significant factor that affects consumer spending and a major component of economic activity. The pace of new job creation, currently at its slowest since World War II, is worrisome. Indeed, wages and salaries grew at under 3% over the past year, barely keeping pace with inflation. Still, surveys indicate that consumers remain optimistic, despite indications that their spending is being affected by the slow growth in disposable income. Recent reports on retail sales confirm this reticence in spending. A consumer-led weakening of the economy could lead to further
Federal Reserve easing of monetary policy.
    It was concern about lagging economic growth that prompted the Federal
Reserve to ease the Federal Funds rate in July. The housing market and new home construction had been helped earlier this year by low interest rates though both have exhibited signs of weakness recently. Business capital spending, another engine of economic growth, has been solid. Exports represent another bright area of the economy. Because of the new competitiveness of American businesses abroad, the U.S. trade deficit continues to shrink. Through September, the trade deficit with Japan narrowed for the sixth consecutive month. Exports, while a relatively small component of overall economic activity in this country, provide an important support for the job market. If U.S. products lose competitiveness in world markets, foreign orders may go elsewhere and jobs could be lost here.
MARKET ENVIRONMENT
    In addition to the impact of action taken by the Federal Reserve Board, technical factors (i.e., supply/demand) contributed to a significant strengthening of market conditions in late June and early July. Demand exceeded supply during this time, and short-term yields on municipal issues dropped accordingly.
    In the fall, rates on short-term issues settled into a trading range.
However, a steady interchange of variable rate demand notes (VRDNs) between corporate holders and municipal money market funds kept rates on these securities attractive, which resulted in an inverted yield curve (where rates on shorter maturities are higher than rates on longer issues) throughout most of the season. It is expected that this situation will change dramatically in January as cashflows into municipal money market funds increase demand for VRDNs and their rates drop.
THE PORTFOLIO
    With the inverted yield curve, daily and weekly demand notes yielded moderately more than both commercial paper and notes through most of the period. However, since this situation is expected to change, our investment strategy involved an attempt to lengthen the maturity, where possible, and to lock in rates that we felt would outperform variable rate notes early in 1996.
    The commercial paper and one-year note markets provided the means for extending while attempting to maintain a competitive yield. However, our success in achieving the desired average maturity was somewhat limited due to a dearth of high quality issues from which to choose. As a result, your Fund's current average maturity still leaves room to extend if a change in market or supply conditions warrants.
    Our primary tasks - to preserve principal, to invest in those issues that meet our high quality standards, and to maintain a balance of income and liquidity consistent with our conservative management philosophy - continue to guide our portfolio decisions.
    Included in this report is a series of detailed statements about your Fund's holdings and its financial condition. We hope they are informative.
Please know that we appreciate greatly your continued confidence in the Fund and in The Dreyfus Corporation.
                              Very truly yours,

                          [Richard J. Moynihan signature logo]

                              Richard J. Moynihan
                              Director, Municipal Portfolio Management
December 15, 1995
New York, N.Y.

*Annualized effective yield is based upon dividends declared daily and reinvested monthly.

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DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
STATEMENT OF INVESTMENTS                                                                          NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                    PRINCIPAL
TAX EXEMPT INVESTMENTS-100.0%                                                                         AMOUNT         VALUE
                                                                                                      _______        _______
Broome County Industrial Development Agency, IDR, Refunding, VRDN
    (Bing Realty Co. Project) 3.70% (LOC; Meridian Bank Corp.) (a,b)........                    $   1,350,000    $  1,350,000
Metropolitan Transport Authority, Commuter Facilities Revenue, VRDN
    3.55% (LOC: Bank of Tokyo, Industrial Bank of Japan, Mitsubishi Bank,
    Morgan Bank, Morgan Guaranty Trust Co., National Westminster Bank
    and Sumitomo Bank) (a,b)................................................                       34,300,000      34,300,000
Monroe County, RAN 4.50%, 3/14/96...........................................                        5,000,000       5,010,229
Monroe County Industrial Development Agency, Revenue, VRDN (Enbi Corp.)
    3.45% (LOC; ABN-Amro Bank) (a,b)........................................                        4,700,000       4,700,000
City of New York, VRDN:
    3.80%, Series B (Insured; MBIA and Liquidity Facility; National Westminster) (a)                6,000,000       6,000,000
    Trust Cultural Resource Revenue, Refunding (American Museum of Natural
History)
      3.45%, Series A (Insured; MBIA and BPA; Credit Suisse) (a)............                        6,000,000       6,000,000
New York City Housing Development Corporation, Mortgage Revenue, VRDN:
    Multi-Family (York Avenue Development Project) 3.85% (LOC; Chemical Bank) (a,b)                 7,000,000       7,000,000
    (Park Gate Tower) 3.50% (LOC; Citibank) (a,b)...........................                          655,000         655,000
New York City Industrial Development Agency, VRDN:
    Civil Facility Revenue (Mercy College Project)
      3.45%  (LOC; The Bank of New York) (a,b)..............................                        1,900,000       1,900,000
IDR:
      (La Guardia Association Project) 3.60% (LOC; Banque Indosuez) (a,b)...                       13,700,000      13,700,000
      (Japan Airlines Co. Limited Project) 4% (LOC; Morgan Guaranty Trust Co.) (a,b)               23,200,000      23,200,000
      (Stroheam & Roman Project) 3.80% (LOC; Westdeutsche Landesbank) (a,b).                        5,700,000       5,700,000
New York City Municipal Water Finance Authority, Water & Sewer Systems
Revenue:
    CP 3.55%, 1/25/96 (LOC; Canadian Imperial Bank of Commerce) (b).........                       10,000,000      10,000,000
    VRDN 3.80% (Insured; FGIC and Liquidity Facility; FGIC) (a).............                       10,300,000      10,300,000
New York State Dormitory Authority, Revenues, CP (Memorial Sloan Kettering)
    3.70%, Series C, 12/7/95 (LOC; Chemical Bank) (b).......................                       16,100,000      16,100,000
New York State Energy, Research and Development Authority, PCR:
    (New York State Electric and Gas) 4.65%, 3/15/96 (LOC; JP Morgan) (b)...                        5,000,000       5,000,000
    VRDN:
      (Central Hudson Gas and Electric Co. Project)
          3.80%, Series A (LOC; Union Bank of Switzerland) (a,b)............                        2,600,000       2,600,000
      Refunding (New York State Electric and Gas)
          3.45%, Series B (LOC; Union Bank of Switzerland) (a,b)............                        8,350,000       8,350,000
      (Niagara Mohawk Project Corp.)
          4.05% (LOC; Morgan Guaranty Trust Co.) (a,b)......................                        6,000,000       6,000,000
New York State Housing Finance Agency, MFHR, VRDN 3.85%, Series A (a).......                        3,100,000       3,100,000
New York State Local Government Assistance Corporation, VRDN:
    3.50%, Series A (LOC: Credit Suisse, Swiss Bank Corp. and
      Union Bank of Switzerland) (a,b)......................................                       29,100,000      29,100,000

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
STATEMENT OF INVESTMENTS (CONTINUED)                                                              NOVEMBER 30, 1995 (UNAUDITED)
                                                                                                     PRINCIPAL
TAX EXEMPT INVESTMENTS (CONTINUED)                                                                     AMOUNT         VALUE
                                                                                                       _______        _______

New York State Local Government Assistance Corporation, VRDN (continued):
    3.50%, Series B (LOC: Credit Suisse and Swiss Bank Corp.) (a,b).........                    $   5,300,000     $ 5,300,000
New York State Medical Care Facilities Finance Agency, Revenue, VRDN:
    (Childrens Hospital Buffalo) 3.50%, Series A (LOC; Barclays Bank) (a,b).                        4,200,000       4,200,000
    (Pooled Equipment Loan Program) 3.65% (LOC; Chemical Bank) (a,b)........                        8,000,000       8,000,000
Niagara County, BAN 5.50%, 1/25/96..........................................                        7,000,000       7,004,515
Patchogue-Medford Union Free School District, TAN 4.375%, 6/27/96...........                        8,500,000       8,523,944
Rochester County, BAN 4.75%, 3/12/96........................................                       10,068,000      10,088,644
Sachem Central School District, TAN 4.125%, 6/27/96.........................                       15,000,000      15,032,579
Smithtown Central School District, TAN 4.25%, 6/27/96.......................                        6,000,000       6,018,155
Suffolk County, TAN 4.50%, 9/12/96 (LOC: Canadian Imperial Bank of Commerce,
    National Westminster and Westdeutsche Landesbank) (b)...................                       15,000,000      15,073,303
Triborough Bridge and Tunnel Authority, Special Obligation, VRDN
    3.50% (Insured; FGIC) (a)...............................................                       14,500,000      14,500,000
Westchester County, TAN 5%, 12/14/95........................................                       10,000,000      10,001,723
                                                                                                                      _______
TOTAL INVESTMENTS
    (cost $303,808,092).....................................................                                     $303,808,092
                                                                                                                      =======

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DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND

SUMMARY OF ABBREVIATIONS
BAN           Bond Anticipation Notes                            MBIA    Municipal Bond Investors Assurance
BPA           Bond Purchase Agreement                                         Insurance Corporation
CP            Commercial Paper                                   MFHR    Multi-Family Housing Revenue
FGIC          Financial Guaranty Insurance Company               PCR      Pollution Control Revenue
IDR           Industrial Development Revenue                     RAN      Revenue Anticipation Notes
LOC           Letter of Credit                                   TAN      Tax Anticipation Notes
                                                                 VRDN    Variable Rate Demand Notes

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

SUMMARY OF COMBINED RATINGS (UNAUDITED)
FITCH (C)              OR          MOODY'S             OR         STANDARD & POOR'S             PERCENTAGE OF VALUE
--------                           -------                        -----------------              ------------------
F1+/F1                             VMIG1/MIG1/P1 (d)              SP1+/SP1/A1/A1+ (d)               91.5%
AAA/AAA (e)                        Aaa/AA (e)                     AAA/AA (e)                          .2
Not Rated (f)                      Not Rated (f)                  Not Rated (f)                      8.3
                                                                                                   ____
                                                                                                   100.0%
                                                                                                   =====
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NOTES TO STATEMENT OF INVESTMENTS:
    (a)  Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market interest rates.
    (b)  Secured by letters of credit. At November 30, 1995, 65.4% of the
    Fund's net assets are backed by letters of credit issued by domestic banks, foreign banks and brokerage firms, of which Chemical Bank and
    Morgan Guaranty Trust Co. provided letters of credit to 10.1% and 10.8%
    of the Fund's net assets, respectively.
    (c)  Fitch currently provides creditworthiness information for a limited number of investments.
    (d)  P1 and A1 are the highest ratings assigned tax-exempt commercial paper by Moody's and Standard & Poor's, respectively.
    (e)  Notes which are not F, MIG or SP rated are represented by bond ratings of the issuers.
    (f)  Securities which, while not rated by Fitch, Moody's or Standard &
    Poor's have been determined by the Manager to be of comparable quality to those rated securities in which the Fund may invest.



See independent accountants' review report and notes to financial statements.

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DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES                                                               NOVEMBER 30, 1995 (UNAUDITED)
ASSETS:
    Investments in securities, at value-Note 1(a)...........................                                      $303,808,092
    Cash....................................................................                                         2,866,498
    Interest receivable.....................................................                                         2,416,687
    Prepaid expenses........................................................                                             4,270
                                                                                                                       _______
                                                                                                                   309,095,547
LIABILITIES:
    Due to The Dreyfus Corporation and subsidiaries.........................                       $130,984
    Accrued expenses........................................................                         86,531            217,515
                                                                                                      _____           _______
NET ASSETS  ................................................................                                      $308,878,032
                                                                                                                     =======
REPRESENTED BY:
    Paid-in capital.........................................................                                      $308,930,307
    Accumulated net realized (loss) on investments..........................                                           (52,275)
                                                                                                                      _______
NET ASSETS at value applicable to 308,930,307 outstanding shares of
    Beneficial Interest, equivalent to $1.00 per share
    (unlimited number of $.001 par value shares authorized).................                                      $308,878,032
                                                                                                                     =======
STATEMENT OF OPERATIONS                                                            SIX MONTHS ENDED NOVEMBER 30, 1995 (UNAUDITED)
INVESTMENT INCOME:
    INTEREST INCOME.........................................................                                      $  5,834,380
    EXPENSES:
      Management fee-Note 2(a)..............................................                      $ 778,021
      Shareholder servicing costs-Note 2(b).................................                        137,193
      Professional fees.....................................................                         38,416
      Custodian fees........................................................                         16,196
      Trustees' fees and expenses-Note 2(c).................................                          9,850
      Prospectus and shareholders' report...................................                          8,314
      Registration fees.....................................................                          3,357
      Miscellaneous.........................................................                          6,284
                                                                                                     _____
          TOTAL EXPENSES....................................................                                           997,631
                                                                                                                      _______
INVESTMENT INCOME-NET, representing net increase in net assets
    resulting from operations...............................................                                      $  4,836,749
                                                                                                                      =======

See independent accountants' review report and notes to financial statements.

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

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
                                                                                      YEAR ENDED             SIX MONTHS ENDED
                                                                                        MAY 31,              NOVEMBER 30, 1995
                                                                                         1995                    (UNAUDITED)
                                                                                       ________                  ___________
OPERATIONS:
    Investment income-net...............................................         $    8,884,535              $     4,836,749
    Net realized (loss) on investments..................................                (26,195)                        __
                                                                                       ________                     ________
      NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS..............              8,858,340                    4,836,749
                                                                                       ________                     ________
DIVIDENDS TO SHAREHOLDERS FROM;
    Investment income-net...............................................             (8,884,535)                  (4,836,749)
                                                                                       ________                     ________
BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):
    Net proceeds from shares sold.......................................            333,556,193                  154,903,670
    Dividends reinvested................................................              8,431,092                    4,573,981
    Cost of shares redeemed.............................................           (368,085,583)                (168,439,397)
                                                                                       ________                     ________
      (DECREASE) IN NET ASSETS FROM BENEFICIAL INTEREST TRANSACTIONS....            (26,098,298)                  (8,961,746)
                                                                                       ________                     ________
          TOTAL (DECREASE) IN NET ASSETS................................            (26,124,493)                  (8,961,746)
NET ASSETS:
    Beginning of period.................................................            343,964,271                  317,839,778
                                                                                       ________                     ________
    End of period.......................................................          $ 317,839,778                $ 308,878,032
                                                                                       ========                     ========



See independent accountants' review report and notes to financial statements.

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

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
FINANCIAL HIGHLIGHTS
    Contained below is per share operating performance data for a share of Beneficial Interest outstanding, total investment return, ratios to average net assets and other supplemental data for each period indicated. This information has been derived from the Fund's financial statements.

                                                                                                           SIX MONTHS ENDED
                                                                         YEAR ENDED MAY 31,               NOVEMBER 30, 1995
                                                  ____________________________________________________
PER SHARE DATA:                                   1991       1992       1993       1994       1995           (UNAUDITED)
                                                  ____       ____       ____       ____       _____             ______
    Net asset value, beginning of period       $  1.00    $ 1.00      $ 1.00     $ 1.00     $ 1.00             $ 1.00
                                                  ____       ____       ____      ____       ____                ____
    INVESTMENT OPERATIONS:
    Investment income-net...............           .0458     .0321       .0186      .0168      .0273              .0155
    Net realized and unrealized gain (loss)
      on investments....................            --        --         .0001     (.0001)    (.0001)              --
                                                  ____       ____       ____      ____       ____                ____
      TOTAL FROM INVESTMENT OPERATIONS..           .0458     .0321       .0187      .0167      .0272              .0155
                                                  ____       ____       ____      ____       ____                ____
    DISTRIBUTIONS;
    Dividends from investment income-net          (.0458)   (.0321)     (.0186)    (.0168)    (.0273)            (.0155)
                                                  ____       ____       ____      ____       ____                ____
    Net asset value, end of period......       $  1.00    $ 1.00      $ 1.00     $ 1.00     $ 1.00             $ 1.00
                                                  ====       ====       ====      ====       ====                ====
TOTAL INVESTMENT RETURN.................          4.68%     3.26%       1.87%      1.69%      2.76%              3.11%*
RATIOS/SUPPLEMENTAL DATA:
    Ratio of expenses to average net assets        .61%      .64%        .67%       .68%       .68%               .64%*
    Ratio of net investment income to
      average net assets................          4.59%     3.22%       1.86%      1.68%      2.71%              3.10%*
    Net Assets, end of period (000's Omitted)   $478,040   $418,763   $379,816   $343,964   $317,840            $308,878
    *Annualized.


See independent accountants' review report and notes to financial statements.


DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES:
    The Fund is registered under the Investment Company Act of 1940 ("Act") as a non-diversified open-end management investment company. Premier Mutual Fund Services, Inc. (the "Distributor") acts as the distributor of the Fund's shares, which are sold to the public without a sales charge. The Distributor, located at One Exchange Place, Boston, Massachusetts 02109, is a wholly-owned subsidiary of FDI Distribution Services, Inc., a provider of mutual fund administration services, which in turn is a wholly-owned subsidiary of FDI Holdings, Inc. the parent company of which is Boston Institutional Group, Inc. The Dreyfus Corporation ("Manager") serves as the Fund's investment adviser. The Manager is a direct subsidiary of Mellon Bank, N.A.
    It is the Fund's policy to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the Fund will be able to maintain a stable net asset value of $1.00.
    (A) PORTFOLIO VALUATION: Investments are valued at amortized cost, which has been determined by the Fund's Board of Trustees to represent the fair value of the Fund's investments.
    (B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of premiums and original issue discounts on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis.
    The Fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the Fund.
    (C) DIVIDENDS TO SHAREHOLDERS: It is the policy of the Fund to declare dividends daily from investment income-net. Such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the Fund not to distribute such gain.
    (D) FEDERAL INCOME TAXES: It is the policy of the Fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Internal Revenue Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all Federal income and excise taxes.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
NOTES TO FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)
    The Fund has an unused capital loss carryover of approximately $45,000 available for Federal income tax purposes to be applied against future net securities profits, if any, realized subsequent to May 31, 1995. The carryover does not include net realized securities losses from November 1, 1994 through May 31, 1995, which are treated, for Federal income tax purposes as arising in fiscal 1996. If not applied, $15,000 expires in fiscal 1998, $1,000 expires in fiscal 1999, $2,000 expires in fiscal 2002 and $27,000 expires in fiscal 2003.
    At November 30, 1995, the cost of investments for Federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 2-MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES:
    (A) Pursuant to a management agreement ("Agreement") with the Manager, the management fee is computed at the annual rate of .50 of 1% of the average daily value of the Fund's net assets and is payable monthly. The Agreement provides for an expense reimbursement from the Manager should the Fund's aggregate expenses, exclusive of taxes, brokerage, interest on borrowings and extraordinary expenses, exceed 1 1/2% of the average value of the Fund's net assets for any full fiscal year. There was no expense reimbursement for the six months ended November 30, 1995.
    Effective December 1, 1995, Dreyfus Transfer, Inc. a wholly-owned subsidiary of the Manager, serves as the Fund's Transfer and Dividend Disbursing Agent.
    (B) Pursuant to the Fund's Shareholder Services Plan, the Fund reimburses Dreyfus Service Corporation, a wholly-owned subsidiary of the Manager, an amount not to exceed an annual rate of .25 of 1% of the value of the Fund's average daily net assets for certain allocated expenses of providing personal services and/or maintaining shareholder accounts. The services provided may include personal services relating to shareholder accounts, such as answering shareholder inquiries regarding the Fund and providing reports and other information, and services related to the maintenance of shareholder accounts. During the six months ended November 30, 1995, the Fund was charged an aggregate of $36,523 pursuant to the Shareholder Services Plan.
    (C) Each trustee who is not an "affiliated person" as defined in the Act receives from the Fund an annual fee of $1,500 and an attendance fee of $250 per meeting. The Chairman of the Board receives an additional 25% of such compensation.

DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
REVIEW REPORT OF ERNST & YOUNG LLP, INDEPENDENT ACCOUNTANTS
SHAREHOLDERS AND BOARD OF TRUSTEES
DREYFUS NEW YORK TAX EXEMPT MONEY MARKET FUND
    We have reviewed the accompanying statement of assets and liabilities of Dreyfus New York Tax Exempt Money Market Fund, including the statement of investments, as of November 30, 1995, and the related statements of operations and changes in net assets and financial highlights for the six month period ended November 30, 1995. These financial statements and financial highlights are the responsibility of the Fund's management.
    We conducted our review in accordance with standards established by the American Institute of Certified Public Accountants. A review of interim financial information consists principally of applying analytical procedures to financial data, and making inquiries of persons responsible for financial and accounting matters. It is substantially less in scope than an audit conducted in accordance with generally accepted auditing standards, which will be performed for the full year with the objective of expressing an opinion regarding the financial statements and financial highlights taken as a whole. Accordingly, we do not express such an opinion.
    Based on our review, we are not aware of any material modifications that should be made to the interim financial statements and financial highlights referred to above for them to be in conformity with generally accepted accounting principles.
    We have previously audited, in accordance with generally accepted auditing standards, the statement of changes in net assets for the year ended May 31, 1995 and financial highlights for each of the five years in the period ended May 31, 1995 and in our report dated July 7, 1995, we expressed an unqualified opinion on such statement of changes in net assets and financial highlights.
    [Ernst and Young LLP signature logo]
New York, New York
January 10, 1996


 [Dreyfus lion "d" logo]
DREYFUS NEW YORK TAX EXEMPT
MONEY MARKET FUND
200 Park Avenue
New York, NY 10166
MANAGER
The Dreyfus Corporation
200 Park Avenue
New York, NY 10166
CUSTODIAN
The Bank of New York
90 Washington Street
New York, NY 10286
TRANSFER AGENT &
DIVIDEND DISBURSING AGENT
Dreyfus Transfer, Inc.
One American Express Plaza
Providence, RI 02903




Further information is contained
in the Prospectus, which must
precede or accompany this report.




Printed in U.S.A.                           273SA9511
[Dreyfus logo]
New York
Tax Exempt
Money Market Fund
Semi-Annual
Report
November 30, 1995